Condensed Consolidated and Combined Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Receivables, Net, Current [Abstract]
Accounts receivable, allowances	$ 8.8	$ 9.8
Property and equipment, accumulated depreciation	$ 894.5	$ 834.1
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	365,625,000	365,625,000
Common stock, shares outstanding	365,625,000	365,625,000